Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
18. Related Party Transactions
During the years ended December 31, 2017, 2018 and 2019, other than disclosed elsewhere, the Company had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
(a) Transactions with related parties

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	4,854	10,485	2,913
Learning products provided to NetEase Group	—	—	11,418
Online marketing services provided to NetEase Group	6,297	16,763	23,249
Services and products purchased from NetEase Group
Services purchased from NetEase Group	31,611	67,094	71,631
Fixed assets and inventories purchased from NetEase Group	—	6,647	18,222
Loan related transactions
Addition of short-term loans from NetEase Group	57,000	—	—
Interest expenses on short-term loans from NetEase Group	29,523	31,851	30,232
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	49,265	44,024	69,603
Deemed contribution from NetEase Group related to issuance of preferred shares (Note 12 )	—	4,722	—
Share-based compensation under NetEase Plan	5,290	6,176	4,356
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Learning products provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the performance-based advertising arrangement provided to the entities within NetEase Group to promote their own services and products.
Service purchased from NetEase Group mainly consists of the human resource which the employees are with employment contracts with the entities within NetEase Group but provide services to the Group
, office leasing and purchase of server custody
 service
.
Deemed contribution related to acquisition of businesses under common control represents a contribution from NetEase Group during the years ended December 31, 2017, 2018 and 2019.
(b) Balances with related parties

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from NetEase Group	11,240	14,930
Amounts due to NetEase Group	37,213	48,126
Short-term loans from NetEase Group	878,000	878,000
Short-term loans as of December 31, 2018 and 2019 amounted to RMB878,000
,
respectively, which consisted of entrustment loans from NetEase Group through banks denominated in RMB. All of these loans were repayable within one year.

The effective interest rate for the outstanding loans for
the years ended December 31, 2018 and 2019 ranged from
 approximately 3.5% to 3.9% per annum. The interest expense was RMB29,523
,
 RMB31,851
and RMB30,232
for the year ended December 31, 2017
,
2018

and 2019
, respectively.